Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity (Deficits) - USD ($)	Ordinary Shares	Additional Paid-in Capital	Statutory Reserves	Retained Earnings (Accumulated Deficits)	Accumulated Other Comprehensive Loss	Total
Balance at Oct. 31, 2024	$ 500	$ 1,161,211	$ 131,962	$ 271,788	$ (59,376)	$ 1,506,085
Balance (in Shares) at Oct. 31, 2024	500,000
Issuance of shares, net	$ 27	2,640,320				2,640,347
Issuance of shares, net (in Shares)	27,488
Share-based Compensation	$ 60	19,949,940				19,950,000
Share-based Compensation (in Shares)	60,000
Net loss				(19,835,994)		(19,835,994)
Foreign currency translation adjustment					(9,999)	(9,999)
Balance at Apr. 30, 2025	$ 587	23,751,471	131,962	(19,564,205)	(69,375)	4,250,440
Balance (in Shares) at Apr. 30, 2025	587,488
Balance at Oct. 31, 2025	$ 677	28,021,581	217,264	(24,178,267)	(66,400)	3,994,855
Balance (in Shares) at Oct. 31, 2025	677,488
Issuance of shares, net	$ 4,247	2,239,753				2,244,000
Issuance of shares, net (in Shares)	4,247,396
Net loss				(918,282)		(918,282)
Foreign currency translation adjustment					66,716	66,716
Balance at Apr. 30, 2026	$ 4,925	$ 30,261,334	$ 217,264	$ (25,096,549)	$ 316	$ 5,387,290
Balance (in Shares) at Apr. 30, 2026	4,924,884